SCHEDULE OF REVENUE INFORMATION BY PRODUCT TYPE (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 7,927	$ 10,742	$ 8,814
Gross profit	$ 2,092	2,834	2,098
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,981	5,426
Gross profit		2,366	1,630
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,761	3,388
Gross profit		$ 468	$ 468